FINANCIAL RISK MANAGEMENT - Impact of change in short-term debt (Details)	Dec. 31, 2017
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
A $10-million decrease in net earnings requires an increase in interest rates	1.58%